Information on remuneration - Shares held by Board members (Detail) - Board of management - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Information on remuneration [Line Items]
Percentage of shares held by board of management			1.00%
R. Jakobs
Information on remuneration [Line Items]
Shares held (in shares)	134,298	126,809
M.J. van Ginneken
Information on remuneration [Line Items]
Shares held (in shares)	137,753	129,447
P. Stoffels
Information on remuneration [Line Items]
Shares held (in shares)	18,366	17,759
S. Poonen
Information on remuneration [Line Items]
Shares held (in shares)	3,240	3,133
I. Nooyi
Information on remuneration [Line Items]
Shares held (in shares)	3,348	3,238
D. Pyott
Information on remuneration [Line Items]
Shares held (in shares)	20,526	19,848
S.K. Chua
Information on remuneration [Line Items]
Shares held (in shares)	2,160	2,089
F. Sijbesma
Information on remuneration [Line Items]
Shares held (in shares)	25,854	25,000
M. Harrison
Information on remuneration [Line Items]
Shares held (in shares)	1,620	1,567
P. Löscher
Information on remuneration [Line Items]
Shares held (in shares)	22,398	21,658